Pension and Other Postretirement Benefits, Pension Future Expected Benefit Payments (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	$ 128
2014	131
2015	138
2016	134
2017	144
2018 through 2022	750
Non-US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	76
2014	64
2015	66
2016	63
2017	65
2018 through 2022	$ 331